Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2022		70,923	8,889	2,241	82,053
Additions		2,824	394	2,675	5,893
Business combinations/(business disposition)		11	(28)	3	(14)
Transfers		1,180	51	(2,318)	(1,087)
Retirements and disposals		(3,063)	(35)	(3)	(3,101)
Impairment losses recognized in earnings	8	—	(132)	—	(132)
December 31, 2022		71,875	9,139	2,598	83,612
ACCUMULATED DEPRECIATION
January 1, 2022		49,122	4,696	—	53,818
Depreciation		3,195	465	—	3,660
Business disposition		(14)	(7)	—	(21)
Retirements and disposals		(3,025)	(28)	—	(3,053)
Transfers		2	(2)	—	—
Other		(44)	(4)	—	(48)
December 31, 2022		49,236	5,120	—	54,356
NET CARRYING AMOUNT
January 1, 2022		21,801	4,193	2,241	28,235
December 31, 2022		22,639	4,019	2,598	29,256
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2021		69,477	7,832	1,889	79,198
Additions		2,643	326	2,515	5,484
Business combinations		2	12	—	14
Transfers		358	771	(2,163)	(1,034)
Retirements and disposals		(1,550)	(37)	—	(1,587)
Impairment losses recognized in earnings	8	(4)	(15)	—	(19)
Reclassified to assets held for sale	16	(3)	—	—	(3)
December 31, 2021		70,923	8,889	2,241	82,053
ACCUMULATED DEPRECIATION
January 1, 2021		47,563	4,122	—	51,685
Depreciation		3,220	407	—	3,627
Retirements and disposals		(1,515)	(27)	—	(1,542)
Transfers		(95)	191	—	96
Reclassified to assets held for sale	16	(1)	—	—	(1)
Other		(50)	3	—	(47)
December 31, 2021		49,122	4,696	—	53,818
NET CARRYING AMOUNT
January 1, 2021		21,914	3,710	1,889	27,513
December 31, 2021		21,801	4,193	2,241	28,235
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2022		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
Additions		484	1	1,208	7	1,700	—	44	—	44	1,744
Acquired through business combinations		6	65	—	3	74	26	75	—	101	175
Transfers		1,087	—	—	—	1,087	—	—	—	—	1,087
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
Impairment losses recognized in earnings	8	—	—	(53)	—	(53)	—	—	(94)	(94)	(147)
Amortization included in operating costs		—	—	(1,183)	—	(1,183)	—	—	—	—	(1,183)
December 31, 2022		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
ACCUMULATED AMORTIZATION
January 1, 2022		5,407	969	—	165	6,541	—	—	—	—	6,541
Amortization		926	91	—	46	1,063	—	—	—	—	1,063
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
December 31, 2022		5,734	1,060	—	204	6,998	—	—	—	—	6,998
NET CARRYING AMOUNT
January 1, 2022		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
December 31, 2022		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES (1)	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2021		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
Additions		361	—	1,034	19	1,414	—	2,085	—	2,085	3,499
Acquired through business combinations		—	—	—	52	52	—	—	—	—	52
Transfers		1,154	—	—	(125)	1,029	—	—	—	—	1,029
Retirements and disposals		(1,089)	—	—	(11)	(1,100)	—	—	—	—	(1,100)
Impairment losses recognized in earnings	8	(28)	—	—	—	(28)	—	—	(150)	(150)	(178)
Amortization included in operating costs		—	—	(1,048)	—	(1,048)	—	—	—	—	(1,048)
Reclassified to assets held for sale	16	(2)	—	—	—	(2)	—	—	—	—	(2)
December 31, 2021		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
ACCUMULATED AMORTIZATION
January 1, 2021		5,644	878	—	235	6,757	—	—	—	—	6,757
Amortization		851	91	—	40	982	—	—	—	—	982
Retirements and disposals		(1,087)	—	—	(11)	(1,098)	—	—	—	—	(1,098)
Transfers		—	—	—	(99)	(99)	—	—	—	—	(99)
Reclassified to assets held for sale	16	(1)	—	—	—	(1)	—	—	—	—	(1)
December 31, 2021		5,407	969	—	165	6,541	—	—	—	—	6,541
NET CARRYING AMOUNT
January 1, 2021		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102
December 31, 2021		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
(1)On December 17, 2021, Bell Mobility Inc. (Bell Mobility) acquired 271 licences in a number of urban and rural markets for 678 million megahertz per population (MHz-Pop) of 3500 MHz spectrum for $2.07 billion.

Disclosure of adoption of amended accounting standards
As required, we adopted the following amendments and clarifications to accounting standards issued by the IASB.

STANDARD	DESCRIPTION	IMPACT
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	These amendments were adopted effective January 1, 2022 and did not have a significant impact on our financial statements.
IFRIC Agenda Decision on Demand Deposits with Restrictions on Use arising from a Contract with a Third Party (IAS 7 – Statement of Cash Flows)
In April 2022, the International Financial Reporting Interpretations Committee (IFRIC) issued an agenda decision clarifying that an entity should present a demand deposit with restrictions on use arising from a contract with a third party as cash and cash equivalents in the statements of financial position and cash flows, unless those restrictions change the nature of the deposit such that it no longer meets the definition of cash in IAS 7.

In 2022, we applied this agenda decision retrospectively to each prior period presented, the impact of which was limited to the classification of funding of $97 million received in Q1 2021 under a subsidy agreement with the Government of Québec. The application of this agenda decision resulted in the following:
•an increase in Cash of $82 million with a corresponding decrease in Other current assets in the statement of financial position as at December 31, 2021
•an increase in Capital expenditures and Other financing activities of ($15) million and $97 million, respectively, for the year ended December 31, 2021 in the statement of cash flows
•no impact in the statement of financial position as at January 1, 2021 as the funding was received in Q1 2021.

Disclosure of future changes to accounting standards
The following amendments to standards issued by the IASB have an effective date after December 31, 2022 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
Disclosure of Accounting Policies - Amendments to IAS 1 - Presentation of Financial Statements	These amendments require that entities disclose material accounting policies, as defined, instead of significant accounting policies.	We are currently assessing the impact of these amendments on the disclosure of our accounting policies.	Effective for annual reporting periods beginning on or after January 1, 2023. Early application is permitted.